Other Financial Liabilities and Other Liabilities - Schedule of Miscellaneous Other Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 USD ($)
Other financial liabilities and other liabilities [Line Items]
Present value discount	₩ (20,451)	₩ (15,322)
Total of other financial liabilities	22,811,868	24,233,226	$ 18,101,783
Other liabilities	690,157	556,853	$ 547,657
Total of other financial liabilities and other liabilities	23,502,025	24,790,079
Accounts payable | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	6,001,858	7,031,366
Accrued expenses | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	3,219,349	2,070,639
Borrowings from trust accounts | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	3,475,118	3,107,456
Agency business revenue | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	213,845	433,041
Foreign exchange payables | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	822,446	782,176
Domestic exchange settlement credits | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	4,631,921	6,708,220
Lease liabilities | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	319,161	343,213
Other miscellaneous financial liabilities | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	4,148,621	3,772,437
Unearned Income | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	351,633	291,147
Other miscellaneous liabilities | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	₩ 338,524	₩ 265,706